UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09-30-2004
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             10-26-2004
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
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     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
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Form 13F Information Table Entry Total: 106
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Form 13F Information Table Value Total: $103,818,688
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                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

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          [Repeat as necessary.]


                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK     91927806       4,018,156        83,140      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      3,782,433        94,325      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109      2,950,027        54,509      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      2,947,629        87,779      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,411,891        61,780      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102      2,200,960       121,600      SOLE          SOLE       SOLE
Ebay Inc                       COMMON STOCK                    2,053,940        22,340      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      2,037,922        57,245      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK     92857T107      2,026,446        84,050      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,984,975        56,665      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109      1,975,921        21,160      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    1,962,406        44,590      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,926,242        65,230      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,907,406        80,583      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,903,675        68,849      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,849,952        41,930      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101       1,824,441        54,315      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,803,140        58,830      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                    1,625,448        31,440      SOLE          SOLE       SOLE
Peabody Energy Corporation     COMMON STOCK                    1,617,508        27,185      SOLE          SOLE       SOLE
Time Warner Inc.               COMMON STOCK     887317105      1,607,399        99,591      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262l100      1,593,950        63,252      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                    1,536,821        39,325      SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                    1,426,049        28,780      SOLE          SOLE       SOLE
Ingersoll Rand                 COMMON STOCK                    1,389,647        20,445      SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                    1,386,293        27,665      SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,319,812        14,155      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102      1,272,785        32,469      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                    1,263,190        43,709      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,220,360        18,390      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101      1,214,961        20,375      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                    1,197,734        27,246      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,189,736        24,455      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107       1,173,847        17,265      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                    1,148,565        38,465      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106      1,123,687        21,651      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956p102      1,109,564        14,038      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103      1,094,323        35,762      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                    1,092,437        15,990      SOLE          SOLE       SOLE
Sector SPDR Tech Select        COMMON STOCK                    1,053,130        55,080      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                    1,032,631        20,895      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104      1,025,888        26,051      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                      967,868        18,193      SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK     254687106        966,425        42,857      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                      960,273        55,443      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105          954,853        57,905      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        936,087        20,687      SOLE          SOLE       SOLE
Clorox Co.                     COMMON STOCK                      890,963        16,716      SOLE          SOLE       SOLE
Sector Spdr Engy Select        COMMON STOCK                      887,571        25,410      SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      869,666        33,826      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        826,410        10,334      SOLE          SOLE       SOLE
Arthur J Gallagher & Co        COMMON STOCK                      786,175        23,730      SOLE          SOLE       SOLE
Sector Spdr Tr Con Stpls       COMMON STOCK                      779,002        35,965      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          778,026        18,367      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         767,623        13,343      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107        736,908        24,580      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104        666,797        11,837      SOLE          SOLE       SOLE
Sector Spdr Health Fund        COMMON STOCK                      638,994        22,195      SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                      638,731        13,940      SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK     20002101         629,917        13,126      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      625,965         7,855      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      623,715         7,070      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      616,579        19,512      SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK     681919106        609,978         8,349      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107        591,026         8,015      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        587,027         9,485      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100        586,053        29,215      SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      577,200        12,005      SOLE          SOLE       SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                      568,391         8,128      SOLE          SOLE       SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105        545,671        17,885      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        516,669        14,420      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        513,754         5,992      SOLE          SOLE       SOLE
Deere & Company                COMMON STOCK     244199105        495,744         7,680      SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        483,742         7,630      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        471,779        15,768      SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      452,814         4,435      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        406,953         6,180      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK                      383,906        20,475      SOLE          SOLE       SOLE
Cardinal Health                COMMON STOCK     14149Y108        370,557         8,466      SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      367,053         8,438      SOLE          SOLE       SOLE
Merck & Co.                    COMMON STOCK     58933107         350,625        10,625      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         344,782         6,700      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        337,421         8,425      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204        337,100        24,570      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         336,540         9,480      SOLE          SOLE       SOLE
Lear Corp                      COMMON STOCK                      311,999         5,730      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        310,917         5,570      SOLE          SOLE       SOLE
Auto Data Processing           COMMON STOCK     53015103         309,900         7,500      SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        306,324        13,400      SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         298,202         5,970      SOLE          SOLE       SOLE
Biotech Holders TRUST          COMMON STOCK                      274,550         1,900      SOLE          SOLE       SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        273,747        10,549      SOLE          SOLE       SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748r101        267,145         7,681      SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      266,893         4,585      SOLE          SOLE       SOLE
Equity Office Pptys Tst        COMMON STOCK                      255,090         9,361      SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      253,239         8,920      SOLE          SOLE       SOLE
Amgen, Inc.                    COMMON STOCK     31162100         249,112         4,385      SOLE          SOLE       SOLE
I Shares Tr DJ US Utils        COMMON STOCK                      247,440         4,000      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      244,194         7,005      SOLE          SOLE       SOLE
ChevronTexaco Corp             COMMON STOCK     166741100        227,673         4,244      SOLE          SOLE       SOLE
Mylan Labs Inc.                COMMON STOCK     628530107        223,488        12,416      SOLE          SOLE       SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      219,902         3,267      SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        212,211         4,720      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE       SOLE
Eclipse Corporation            COMMON STOCK                            0       200,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE